Average Annual Total Returns - FidelityFreedomIndexFunds-PremierIIComboPRO - FidelityFreedomIndexFunds-PremierIIComboPRO - Fidelity Freedom Index 2045 Fund	Aug. 16, 2024
Fidelity Freedom Index 2045 Fund - Premier II Class | Return Before Taxes
Average Annual Return:
Past 1 year	19.98%
Since Inception	10.16%	[1]
Fidelity Freedom Index 2045 Fund - Premier II Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	19.33%
Since Inception	9.49%	[1]
Fidelity Freedom Index 2045 Fund - Premier II Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.14%
Since Inception	7.82%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Since Inception	15.35%
F1908
Average Annual Return:
Past 1 year	20.11%
Since Inception	10.19%

[1]	A From June 24, 2020 .